Portfolio of investments—March 31, 2023 (unaudited)

	Principal	Value
Closed-end municipal bond fund obligations : 1.55%
California: 0.72%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 Shares) 1.07% 144Aø	$ 7,000,000	$ 7,000,000
Other: 0.83%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 Shares) 1.41% ø	5,000,000	5,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (30 Shares) 1.41% ø	3,000,000	3,000,000
		8,000,000
Total Closed-end municipal bond fund obligations (Cost $ 15,000,000 )		15,000,000

	Interest rate	Maturity date
Municipal obligations: 97.91%
Alabama: 1.32%
Education revenue: 0.05%
University of South Alabama Series 2021 (BAM Insured)	4.00%	4-1-2025	500,000	510,501
Miscellaneous revenue: 0.11%
Alabama Corrections Institution Finance Authority Revenue Bonds Series 2022A	5.00	7-1-2023	1,000,000	1,005,144
Utilities revenue: 1.16%
Alabama Southeast Energy Authority Cooperative District Commodity Supply Project #5 Series 2023A	5.00	7-1-2025	650,000	666,762
Alabama Southeast Energy Authority Cooperative District Commodity Supply Project #5 Series 2023A	5.00	7-1-2026	1,750,000	1,810,426
Black Belt Energy Gas District Revenue Bonds 2022 Series E	5.00	6-1-2025	1,250,000	1,284,923
Black Belt Energy Gas Supply Revenue Bonds Series 2022D-2 (U.S. SOFR +1.40%)(Royal Bank of Canada LIQ) ±	4.64	7-1-2052	3,500,000	3,477,607
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	3,999,607
				11,239,325
				12,754,970
Alaska: 0.60%
Airport revenue: 0.21%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2025	2,000,000	2,078,923
Miscellaneous revenue: 0.39%
Alaska Municipal Bond Bank Series 1	5.00	12-1-2023	1,900,000	1,926,758
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	1,813,310
				3,740,068
				5,818,991
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arizona: 1.39%
Health revenue: 0.47%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	4.22%	1-1-2046	$ 4,000,000	$ 3,909,113
Maricopa County AZ IDA Series 2021A	5.00	9-1-2024	150,000	154,361
Maricopa County AZ IDA Series 2021A	5.00	9-1-2025	500,000	524,603
				4,588,077
Industrial development revenue: 0.61%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,415,000	3,401,444
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,425,000	2,454,073
				5,855,517
Utilities revenue: 0.31%
Coconino County AZ Pollution Control Nevada Power Company Projects Corporation Series 2017A	4.13	9-1-2032	3,000,000	3,038,132
				13,481,726
Arkansas: 0.38%
Health revenue: 0.14%
Batesville AR Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,365,313
Housing revenue: 0.19%
Arkansas Development Finance Authority MFHR Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	1,835,000	1,812,088
Tax revenue: 0.05%
Cabot AR Series 2021B	5.00	12-1-2023	200,000	203,027
Cabot AR Series 2021B	5.00	12-1-2025	275,000	292,718
				495,745
				3,673,146
California: 6.05%
GO revenue: 0.88%
Los Angeles CA Tax and Revenue Anticipation Notes	4.00	6-29-2023	8,500,000	8,527,272
Health revenue: 2.89%
California CDA Emanate Health Series A	5.00	4-1-2025	750,000	779,722
California CDA Health Facilities Catholic Series F (AGM Insured) €	4.34	7-1-2040	7,125,000	7,125,000
California HFFA Adventist Health System Series 2013A	5.00	3-1-2025	2,500,000	2,501,547
California PFA Kaiser Permanente Series 2021A	4.00	10-15-2025	400,000	406,257
California Statewide CDA Health Facilities Dignity Health Series D (AGM Insured) €	3.99	7-1-2041	14,850,000	14,850,000
California Statewide CDA Health Facilities Dignity Health Series E (AGM Insured) €	4.44	7-1-2040	2,225,000	2,225,000
				27,887,526
Industrial development revenue: 1.24%
California Infrastructure & Economic Development Brightline West Passenger Rail 144A	3.65	1-1-2050	12,000,000	12,002,941
See accompanying notes to portfolio of investments

2  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series 2021B	0.39%	10-1-2047	$ 2,000,000	$ 1,966,576
Tax revenue: 0.07%
Cathedral City CA RDA Series 2021C (BAM Insured)	4.00	8-1-2025	600,000	615,297
Transportation revenue: 0.36%
Bay Area Toll Authority Series B (SIFMA Municipal Swap +0.28%) ±	4.25	4-1-2056	3,500,000	3,500,309
Utilities revenue: 0.41%
California Community Choice Financing Authority Clean Energy Project Series 2021A	4.00	12-1-2023	800,000	801,878
California Community Choice Financing Authority Clean Energy Project Series 2023C	5.00	10-1-2027	675,000	688,798
Vernon CA Electric System Series A	5.00	10-1-2023	1,250,000	1,260,698
Vernon CA Electric System Series A	5.00	10-1-2024	1,200,000	1,231,073
				3,982,447
				58,482,368
Colorado: 1.81%
Airport revenue: 0.83%
Denver CO Airport System Subordinate Revenue Bonds Series 2013B	5.00	11-15-2025	2,835,000	2,873,029
Denver CO City and County Airport Revenue Bonds AMT Series B-2	5.00	11-15-2031	1,840,000	1,922,069
Denver CO City and County Airport Revenue Bonds Series 2022C	5.00	11-15-2025	3,000,000	3,193,567
				7,988,665
Education revenue: 0.15%
University of Colorado Enterprise System Refunding Bond Series C	2.00	6-1-2054	1,500,000	1,474,326
Health revenue: 0.05%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	524,414
Miscellaneous revenue: 0.46%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,385,000	1,397,268
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2024	2,000,000	2,019,115
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity Bond	4.00	12-31-2024	1,000,000	1,011,864
				4,428,247
Tax revenue: 0.03%
Regional Transportation District Private Activity Revenue Denver Transit Partners Eagle P3	5.00	7-15-2024	300,000	305,007
Transportation revenue: 0.23%
E-470 Public Highway Authority Revenue Series B (U.S. SOFR +0.35%) ±	3.59	9-1-2039	2,250,000	2,240,885
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.06%
Central Weld County Water District Water Revenue (AGM Insured)	5.00%	12-1-2025	$ 520,000	$ 552,260
				17,513,804
Connecticut: 2.58%
Education revenue: 0.95%
Connecticut HEFAR Yale University issue Series B	0.55	7-1-2037	8,150,000	8,096,133
Connecticut Higher Education Supplemental Loan Authority CHESLA Loan Program	5.00	11-15-2024	585,000	607,981
Connecticut Higher Education Supplemental Loan Authority CHESLA Loan Program Series B	5.00	11-15-2023	440,000	445,972
				9,150,086
GO revenue: 1.15%
Bridgeport CT Series A	5.00	6-1-2023	655,000	657,296
Bridgeport CT Series A	5.00	6-1-2024	800,000	819,780
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	2,819,977
Bridgeport CT Series C	5.00	2-15-2024	445,000	453,170
Bridgeport CT Series C	5.00	2-15-2025	750,000	779,606
Connecticut Series A	3.00	1-15-2025	3,000,000	3,015,564
Connecticut Series C	3.00	6-1-2023	600,000	600,420
Connecticut Series C	3.00	6-1-2024	1,055,000	1,060,818
Connecticut Series C	4.00	6-1-2023	435,000	435,985
Connecticut Series C	4.00	6-1-2024	500,000	508,427
				11,151,043
Health revenue: 0.08%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M	5.00	7-1-2023	175,000	175,640
Connecticut HEFA Stamford Hospital Series L-1	4.00	7-1-2024	600,000	602,908
				778,548
Housing revenue: 0.13%
Connecticut HFA Series A Subseries A-1	0.30	11-15-2024	500,000	478,009
Connecticut HFA Series A Subseries A-1	0.40	11-15-2023	300,000	295,701
Connecticut HFA Series A Subseries A-1	0.40	5-15-2025	500,000	472,024
				1,245,734
Tax revenue: 0.27%
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	375,678
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,026,112
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,208,636
				2,610,426
				24,935,837
District of Columbia: 3.15%
Airport revenue: 0.32%
Metropolitan Washington Airports Authority Revenue and Refunding Bonds Series 2021A	5.00	10-1-2024	3,000,000	3,079,007
See accompanying notes to portfolio of investments

4  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 2.21%
District of Columbia HFA MFHR Strand Residences Project	2.50%	2-1-2039	$ 1,500,000	$ 1,495,444
District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	19,890,206
				21,385,650
Transportation revenue: 0.59%
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2023	3,600,000	3,624,389
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,062,308
				5,686,697
Water & sewer revenue: 0.03%
District of Columbia Water & Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	300,000	292,144
				30,443,498
Florida: 3.50%
Education revenue: 0.08%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	503,304
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	254,754
				758,058
Health revenue: 0.38%
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 ø	3.97	11-15-2037	2,200,000	2,200,000
Tampa FL Baycare Health System Series 2012B (SIFMA Municipal Swap +0.30%) ±	4.27	11-15-2033	1,500,000	1,500,000
				3,700,000
Housing revenue: 2.52%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	14,000,000	13,979,609
Capital Trust Agency Florida Council Towers Apartments Project Series A	1.50	11-1-2023	10,450,000	10,391,813
				24,371,422
Miscellaneous revenue: 0.33%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,100,000	3,168,321
Water & sewer revenue: 0.19%
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2025	635,000	671,598
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2026	1,100,000	1,190,886
				1,862,484
				33,860,285
Georgia: 3.55%
Health revenue: 0.29%
Cobb County GA Kennestone Hospital Authority Revenue Anticipation Certificate Wellstar Health System	5.00	4-1-2024	1,300,000	1,324,840
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Cobb County GA Kennestone Hospital Authority Revenue Anticipation Certificate Wellstar Health System	5.00%	4-1-2025	$ 660,000	$ 685,636
The Hospital Authority of Hall County & the City of Gainesville Revenue Anticipation Certificate Series 2021A	5.00	2-15-2026	700,000	738,213
				2,748,689
Housing revenue: 1.91%
Augusta GA Housing Authority Georgia Multifamily Housing Series 2021 (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,875,000	8,764,185
College Park GA Business & IDA Series 2021B	1.25	7-1-2025	10,000,000	9,710,646
				18,474,831
Utilities revenue: 1.35%
Burke County GA Development Authority PCR Bonds First Series 2012	2.88	12-1-2049	3,000,000	2,939,815
Georgia Municipal Electric Authority Bonds	5.00	7-1-2025	200,000	208,395
Georgia Municipal Electric Authority Bonds (AGM Insured)	5.00	7-1-2026	300,000	321,801
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	805,000	806,463
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2024	700,000	700,181
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2025	1,000,000	998,475
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2023	1,000,000	1,001,248
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	4,000,000	3,814,829
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	1,875,000	1,675,744
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A	5.00	1-1-2024	165,000	167,236
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2025	200,000	206,721
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2026	225,000	238,603
				13,079,511
				34,303,031
Guam: 0.15%
Airport revenue: 0.15%
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,407,825
Hawaii: 1.12%
GO revenue: 0.42%
Honolulu HI GO Series 2022A	5.00	11-1-2023	2,250,000	2,281,220
Honolulu HI GO Series 2022A	5.00	11-1-2024	1,750,000	1,816,858
				4,098,078
Health revenue: 0.18%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	4.42	7-1-2039	1,750,000	1,750,000
See accompanying notes to portfolio of investments

6  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.21%
State of Hawaii Department of Transport Airports Division Lease Revenue Certificate of Participation Series 2013	5.25%	8-1-2024	$ 2,000,000	$ 2,012,051
Utilities revenue: 0.31%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series 2017A	3.10	5-1-2026	3,000,000	2,937,644
				10,797,773
Idaho: 0.19%
Housing revenue: 0.19%
Idaho Housing & Finance Association Series A ø	4.14	1-1-2038	1,800,000	1,800,000
Illinois: 7.32%
Airport revenue: 0.27%
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022D	5.00	1-1-2025	2,500,000	2,601,316
Education revenue: 0.58%
Illinois Finance Authority Benedictine University Series 2021	5.00	10-1-2025	600,000	608,318
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2023	1,400,000	1,416,302
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2025	1,500,000	1,589,807
Southern Illinois University Housing and Auxiliary Facilities Refunding Revenue Bonds Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,208,836
Southern Illinois University Housing and Auxiliary Facilities System Series 2022A (BAM Insured)	5.00	4-1-2025	750,000	776,187
				5,599,450
GO revenue: 2.14%
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2023	500,000	488,550
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	3,670,000	3,573,105
Chicago IL Series 2002B	5.00	1-1-2026	2,750,000	2,808,557
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,557,588
Illinois GO Series 2022B	5.00	3-1-2025	1,500,000	1,554,351
Illinois GO Series March 2022A	5.00	3-1-2024	1,500,000	1,526,152
Illinois GO Tax-Exempt Refunding Bonds 2019 Series B	5.00	9-1-2025	3,500,000	3,662,432
Kane & Cook Counties IL Community College District #509 Series 2021B	4.00	12-15-2025	1,200,000	1,244,949
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,274,903
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2026	500,000	516,909
Whiteside & Lee Counties Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,445,832
				20,653,328
Health revenue: 0.28%
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,221,342
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,103,486
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2023	205,000	204,106
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2024	210,000	206,970
				2,735,904
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.51%
Chicago Heights IL MFHR Series 2022	2.88%	8-1-2027	$ 5,000,000	$ 4,926,756
Miscellaneous revenue: 0.33%
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,157,039
Illinois Series 2014	5.00	5-1-2025	2,000,000	2,035,446
				3,192,485
Tax revenue: 2.71%
Chicago Illinois Board of Education Refunding Bonds Series 2017F	5.00	12-1-2024	2,500,000	2,541,204
Illinois Regional Transportation Authority Series B	3.50	6-1-2025	17,585,000	17,585,000
Illinois Sales Tax Revenue Junior Obligation Series 2013	5.00	6-15-2024	1,000,000	1,002,675
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	1,000,000	1,001,353
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2024	2,100,000	2,082,504
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0722 (Royal Bank of Canada LIQ) 144Aø	4.11	7-1-2026	2,000,000	2,000,000
				26,212,736
Water & sewer revenue: 0.50%
Chicago IL Water Revenue Refunding Bonds Series 2004	5.00	11-1-2023	1,645,000	1,662,070
Geneva IL Series 2021	4.00	2-1-2024	650,000	656,458
Joliet IL Waterworks and Sewerage Senior Lien Revenue BAN Series 2022	5.00	1-1-2024	2,000,000	2,021,662
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	512,305
				4,852,495
				70,774,470
Indiana: 3.33%
Education revenue: 0.06%
Town of Upland IN Economic Development Revenue Bonds Series 2021	4.00	9-1-2025	590,000	601,948
GO revenue: 0.32%
Center Grove IN Community School Corporation Series 2021B	4.00	7-1-2023	2,025,000	2,027,789
Whitestown IN Series 2022	4.25	12-31-2023	1,060,000	1,060,731
				3,088,520
Housing revenue: 0.13%
Indianapolis IN MFHR Series 2022A	3.00	5-1-2027	1,251,000	1,249,654
Industrial development revenue: 1.72%
Indiana Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Partners LLC Project Series A-P3	5.00	7-1-2048	14,315,000	14,391,089
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,279,139
				16,670,228
Miscellaneous revenue: 0.51%
Fort Wayne IN RDA Indiana Lease Rental Revenue Refunding Bonds Series 2022	4.00	8-1-2023	795,000	798,126
See accompanying notes to portfolio of investments

8  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Fort Wayne IN RDA Lease Rental Revenue Refunding Bonds Series 2022	4.00%	8-1-2024	$ 730,000	$ 741,626
Indianapolis IN Series 2021A	5.00	6-1-2024	1,700,000	1,741,837
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2023	210,000	210,699
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2024	215,000	216,921
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2024	220,000	223,292
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2025	225,000	229,460
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2025	225,000	231,420
Tippecanoe County IN Vinton-Tecumseh School Building Corporation Series 2021	3.00	1-15-2025	505,000	506,481
				4,899,862
Utilities revenue: 0.59%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company	0.88	9-1-2055	5,750,000	5,696,049
				32,206,261
Iowa: 0.51%
Industrial development revenue: 0.31%
Iowa Finance Authority Solid Waste Facilities Revenue (Citibank NA LOC)	1.50	1-1-2042	3,000,000	2,951,200
Utilities revenue: 0.20%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	1,920,000	1,958,460
				4,909,660
Kansas: 0.77%
GO revenue: 0.20%
Reno County KS Unified School District #308 GO Refunding Bonds Series 2013	3.00	9-1-2024	2,000,000	1,984,517
Health revenue: 0.05%
Wichita KS HCFR Series I	3.75	5-15-2023	485,000	483,996
Utilities revenue: 0.52%
Burlington KS Environmental Impact Series A ø	4.05	9-1-2035	5,000,000	5,000,000
				7,468,513
Kentucky: 1.34%
Education revenue: 0.10%
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2023	450,000	451,931
Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2025	485,000	481,007
				932,938
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.31%
Louisville/Jefferson County KY Metro Government Health System Revenue Bonds Series 2020B	5.00%	10-1-2047	$ 3,000,000	$ 3,018,513
Resource recovery revenue: 0.52%
Kentucky Economic Development Finance Authority Solid Waste Refunding Revenue Bonds Republic Services Incorporated Project	3.65	4-1-2031	5,000,000	5,003,840
Utilities revenue: 0.21%
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,015,000
Water & sewer revenue: 0.20%
Kentucky Rural Water Financing Agency Series 2021A	0.40	5-1-2023	2,000,000	1,995,309
				12,965,600
Louisiana: 2.65%
Health revenue: 0.52%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00	6-1-2045	5,000,000	5,013,188
Industrial development revenue: 0.10%
St. John The Baptist Parish LA Revenue Refunding Bond Marathon Oil Corporation Project	4.05	6-1-2037	1,000,000	1,000,000
Miscellaneous revenue: 1.53%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge	0.88	2-1-2046	9,000,000	8,577,486
Louisiana Stadium & Exposition District Revenue BAN	4.00	7-3-2023	6,250,000	6,253,818
				14,831,304
Tax revenue: 0.50%
Louisiana Gasoline and Fuel Tax Second Lien Revenue Refunding Bonds Series A (U.S. SOFR +0.50%) ±	3.88	5-1-2043	4,920,000	4,826,588
				25,671,080
Maine: 0.14%
Health revenue: 0.14%
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	335,000	339,846
Maine HEFAR Bonds Series 2020A	4.00	7-1-2024	420,000	426,951
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	255,000	256,306
Maine HEFAR Bonds Series 2020A	5.00	7-1-2023	320,000	321,779
				1,344,882
Maryland: 4.38%
Health revenue: 0.06%
Maryland Health & HEFAR Adventist Healthcare Series 2021	5.00	1-1-2024	540,000	545,453
Housing revenue: 4.32%
CDA Department of Housing & Community Development Multifamily Development Revenue Bonds Series 2021B	0.80	9-1-2023	15,000,000	14,798,801
Maryland CDA Department of Housing & Community Multifamily Development Series 2022-D	3.15	7-1-2024	4,000,000	3,940,728
See accompanying notes to portfolio of investments

10  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05%	12-1-2023	$10,000,000	$ 9,795,869
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,000,000	5,867,872
Maryland CDA Department of Housing Rosemont Tower LLC Series A (GNMA Insured) 144A	0.83	5-1-2023	7,400,000	7,388,592
				41,791,862
				42,337,315
Massachusetts: 1.60%
Education revenue: 0.16%
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2023	210,000	209,589
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2024	225,000	222,975
Massachusetts Development Finance Agency Revenue Bonds Series 2021A	5.00	6-1-2025	1,065,000	1,091,636
				1,524,200
Health revenue: 0.87%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	125,479
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	127,071
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2023	635,000	641,055
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) €	3.45	7-1-2042	7,520,000	7,520,000
				8,413,605
Housing revenue: 0.39%
Boston Housing Authority Capital Program Revenue Refunding Bond Series B	5.00	10-1-2024	650,000	673,375
Boston Housing Authority Capital Program Revenue Refunding Bond Series B	5.00	10-1-2025	380,000	402,373
Massachusetts Development Finance Agency MFHR Bonds Salem Heights Series B	0.25	7-1-2024	2,750,000	2,724,123
				3,799,871
Tax revenue: 0.18%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,785,650
				15,523,326
Michigan: 0.65%
Education revenue: 0.05%
Lake Superior State University Michigan Revenue Refunding General Revenue Refunding Bonds Series 2012 (AGM Insured)	4.00	11-15-2023	525,000	528,923
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.39%
Detroit MI City Wayne County Unlimited Tax General Obligation Bonds Series 2018	5.00%	4-1-2023	$ 1,000,000	$ 1,000,000
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2025	2,685,000	2,745,343
				3,745,343
Health revenue: 0.21%
Kent MI Hospital Finance Authority Series 2015A (SIFMA Municipal Swap +0.25%) ±	4.22	1-15-2047	2,000,000	2,000,000
				6,274,266
Minnesota: 0.58%
Health revenue: 0.04%
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	390,497
Miscellaneous revenue: 0.28%
Lake Agassiz Education Cooperative Certificate of Participation Series A	3.00	2-1-2024	265,000	263,770
Minnesota Rural Water Financial Authority Public Projects Construction Notes	2.63	12-1-2023	2,500,000	2,481,973
				2,745,743
Utilities revenue: 0.26%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds Series 2022 (Royal Bank of Canada LIQ)	4.00	12-1-2023	2,500,000	2,510,081
				5,646,321
Missouri: 0.55%
Miscellaneous revenue: 0.55%
Missouri Public Utilities Commission Interim Construction Notes	0.75	8-1-2023	5,400,000	5,348,406
Nebraska: 2.15%
Miscellaneous revenue: 0.64%
Gretna NE Series 2021	4.00	12-15-2025	3,000,000	3,055,951
Gretna NE Tax Supported Certificates Series 2022	5.00	12-15-2025	3,000,000	3,114,466
				6,170,417
Utilities revenue: 1.51%
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	4,600,000	4,632,087
Nebraska Public Power District Revenue General Series A	0.60	1-1-2051	10,075,000	10,008,205
				14,640,292
				20,810,709
Nevada: 0.27%
GO revenue: 0.27%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00	6-15-2023	2,095,000	2,104,494
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	502,266
				2,606,760
See accompanying notes to portfolio of investments

12  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 3.23%
Education revenue: 0.12%
New Jersey Higher Education Assistance Authority Series B	5.00%	12-1-2023	$ 300,000	$ 303,615
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2025	850,000	886,025
				1,189,640
GO revenue: 1.92%
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	5,000,000	5,382,420
New Jersey EDA Series G 144A	5.25	9-1-2023	10,000,000	10,088,943
Newark NJ General Capital Improvement BAN Series 2022D	4.00	9-29-2023	3,028,000	3,037,296
				18,508,659
Miscellaneous revenue: 0.27%
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,600,000	2,639,401
Tax revenue: 0.31%
New Jersey COVID-19 Emergency Series A	4.00	6-1-2023	3,000,000	3,006,792
Transportation revenue: 0.09%
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)	5.00	9-1-2024	875,000	902,525
Water & sewer revenue: 0.52%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	4,981,860
				31,228,877
New Mexico: 0.79%
Health revenue: 0.07%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	667,032
Utilities revenue: 0.72%
Farmington NM PCR Bonds Series 2010B	3.00	6-1-2040	7,000,000	6,947,689
				7,614,721
New York: 8.18%
Airport revenue: 0.26%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2023	1,260,000	1,271,890
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,278,860
				2,550,750
Education revenue: 0.45%
Albany NY IDA Foundation State University Project Series A ø	4.08	7-1-2032	2,120,000	2,120,000
New York Dormitory Authority Iona College Series 2022	5.00	7-1-2023	550,000	552,145
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2023	575,000	578,225
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00%	7-1-2024	$ 600,000	$ 615,945
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2025	425,000	445,288
				4,311,603
GO revenue: 2.11%
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,089,676
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) €	4.48	8-1-2026	125,000	125,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) €	4.10	10-1-2027	13,050,000	13,050,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) €	4.34	6-1-2036	1,350,000	1,350,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) €	4.34	6-1-2036	1,900,000	1,900,000
New York NY Subordinate Bond Series C-4 (AGM Insured) €	3.25	1-1-2032	800,000	800,000
New York NY Various Fiscal 2021 Series 2 ø	4.20	4-1-2042	500,000	500,000
Yonkers NY Series 2021A (AGM Insured)	5.00	2-15-2025	315,000	328,428
Yonkers NY Series 2021B (AGM Insured)	5.00	2-15-2025	305,000	318,342
				20,461,446
Health revenue: 0.50%
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2024	500,000	510,539
Broome County NY Local Development Corporation United Health Services Hospital Incorporated Project (AGM Insured)	5.00	4-1-2025	500,000	517,458
New York NY Health & Hospital Corporation Health System Bonds Series A	5.00	2-15-2025	3,615,000	3,777,168
				4,805,165
Housing revenue: 1.29%
New York Housing Finance Agency Revenue Affordable Housing Series J Climate	0.75	5-1-2025	8,250,000	7,706,563
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	3,848,540
New York NY Housing Development Corporation Series C-2	0.70	11-1-2060	1,000,000	937,322
				12,492,425
Industrial development revenue: 0.64%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) €	4.50	10-1-2028	900,000	900,000
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,284,212
				6,184,212
Miscellaneous revenue: 0.11%
New York IDA Series 2021A (AGM Insured)	5.00	1-1-2026	1,000,000	1,058,554
Tax revenue: 0.29%
Triborough Bridge & Tunnel Authority Series 2022B	5.00	5-15-2024	2,705,000	2,778,259
See accompanying notes to portfolio of investments

14  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.74%
New York Metropolitan Transportation Authority Green Bonds Series 2016A	5.00%	11-15-2027	$ 2,000,000	$ 2,115,233
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	9,000,000	9,228,443
Triborough Bridge & Tunnel Authority Series 2013A (U.S. SOFR +0.38%) ±	3.62	1-1-2032	3,910,000	3,879,868
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,574,080
				16,797,624
Water & sewer revenue: 0.79%
New York Municipal Water Finance Authority Second General Resolution Revenue Bonds Series DD ø	4.15	6-15-2033	3,000,000	3,000,000
New York Municipal Water Finance Authority Water & Sewer System Revenue Second General Resolution	4.00	6-15-2024	3,000,000	3,052,381
New York Water Finance Authority Series DD	5.00	6-15-2025	1,535,000	1,619,085
				7,671,466
				79,111,504
North Carolina: 1.40%
Health revenue: 0.20%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	1,500,000	1,424,068
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2024	215,000	213,952
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2025	265,000	262,118
				1,900,138
Industrial development revenue: 0.17%
Columbus County NC PCFA International Paper Company Project Series 2019C	2.10	3-1-2027	1,750,000	1,685,912
Resource recovery revenue: 1.03%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	3.80	6-1-2038	10,000,000	10,001,014
				13,587,064
North Dakota: 0.81%
Industrial development revenue: 0.31%
Mercer County ND Pollution Control Revenue Commercial Paper Notes 3A2 Series One Commercial Paper	4.00	5-3-2023	3,000,000	2,999,278
Miscellaneous revenue: 0.50%
Cass County ND Joint Water Resources District Refunding Bond Temporary Improvement Series A	0.48	5-1-2024	5,000,000	4,802,644
				7,801,922
Ohio: 4.95%
Education revenue: 0.10%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	920,451
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.40%
Elyria OH Various Purpose BAN Series 2022	3.13%	6-28-2023	$ 1,890,000	$ 1,890,621
Licking County OH Airport Facilities Improvement BAN Series 2022	4.00	8-29-2023	2,200,000	2,206,531
Lorain County OH Various Purpose BAN Series 2022A	2.50	5-3-2023	4,000,000	3,998,019
Newark City OH Various Purpose Anticipation Notes Series 2022	4.00	9-26-2023	5,000,000	5,019,108
Toledo OH Refunding Bond Limited Tax Various Purpose	3.00	12-1-2023	440,000	440,617
				13,554,896
Health revenue: 0.95%
Allen County OH Hospital Facilities Revenue Bonds Series 2022B-1	5.00	10-1-2049	5,000,000	5,331,875
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,407,195
Ohio State Hospital Revenue Bonds Series 2013 B ø	4.50	1-15-2033	1,405,000	1,405,000
				9,144,070
Housing revenue: 1.57%
Ohio HFA MFHR Series 2022 (Department of Housing and Urban Development Insured)	3.00	10-1-2024	3,750,000	3,743,630
Ohio HFA MFHR Series 2022 (Department of Housing and Urban Development Insured)	3.35	7-1-2025	2,000,000	1,991,560
Ohio HFA MFHR Series 2022A (Department of Housing and Urban Development Insured)	3.50	7-1-2025	5,000,000	4,998,384
Ohio HFA Series 2021 (Department of Housing and Urban Development Insured)	1.25	8-1-2024	4,500,000	4,471,962
				15,205,536
Miscellaneous revenue: 0.35%
American Municipal Power Incorporated BAN Electric System Improvement	3.50	6-22-2023	2,600,000	2,600,625
Board of Education of Southeast Local School District Counties of Wayne, Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2023	585,000	585,973
Board of Education of Southeast Local School District Counties of Wayne, Holmes & Stark Certificate of Participation Series 2021	3.00	12-1-2024	230,000	230,989
				3,417,587
Utilities revenue: 0.58%
American Municipal Power Incorporated BAN Electric System Improvement	5.00	2-15-2025	500,000	520,942
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,100,146
				5,621,088
				47,863,628
Oklahoma: 0.56%
Education revenue: 0.05%
University of Oklahoma General Revenue Refunding Bond Series 2020B	5.00	7-1-2025	510,000	535,140
Miscellaneous revenue: 0.51%
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	450,000
See accompanying notes to portfolio of investments

16  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Oklahoma County OK Finance Authority Jones Public School Project	4.00%	9-1-2023	$ 430,000	$ 431,663
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	532,203
Osage County OK Industrial Authority Use Tax Revenue BAN Series 2022	2.00	9-1-2023	3,500,000	3,475,621
				4,889,487
				5,424,627
Oregon: 1.28%
Education revenue: 0.09%
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	857,132
GO revenue: 0.07%
Morrow County OR Series 2021A	4.00	6-1-2024	325,000	328,803
Morrow County OR Series 2021A	4.00	6-1-2025	325,000	332,407
				661,210
Health revenue: 0.09%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,000,000	872,967
Industrial development revenue: 1.03%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	9,952,519
				12,343,828
Pennsylvania: 4.54%
Airport revenue: 0.17%
Philadelphia PA Airport Revenue Refunding Bond Series A Private Activity Bond	5.00	7-1-2025	1,545,000	1,623,918
Education revenue: 0.43%
Delaware County Authority University Revenue Neumann University	5.00	10-1-2024	500,000	506,387
Delaware County Authority University Revenue Neumann University	5.00	10-1-2025	525,000	535,880
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2025	355,000	367,804
Huntington County PA General Authority Revenue Bond Series 2021 TT3	5.00	10-1-2026	430,000	452,421
Northampton County General Purpose Authority College Revenue Refunding Bonds Series of 2003 (U.S. Bank NA SPA) ø	3.91	11-1-2023	150,000	150,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3	3.50	5-1-2033	2,000,000	1,994,723
Pennsylvania HEFA Thomas Jefferson University Revenue Bonds Series 2015B ø	4.53	9-1-2045	150,000	150,000
				4,157,215
GO revenue: 0.50%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,004,884
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	737,566
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Dunmore PA Series A (AGM Insured)	2.00%	9-1-2024	$ 765,000	$ 749,661
Dunmore PA Series A (AGM Insured)	2.00	9-1-2026	170,000	163,218
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	527,073
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	615,296
Riverside PA School District GO (BAM Insured)	3.00	10-15-2023	480,000	480,549
Riverside PA School District GO (BAM Insured)	4.00	10-15-2025	550,000	567,921
				4,846,168
Health revenue: 0.72%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.67	11-15-2047	6,000,000	5,850,739
Doylestown Hospital Authority Hospital Series A	5.00	7-1-2023	1,090,000	1,075,491
				6,926,230
Housing revenue: 1.26%
Pennsylvania HFA Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured)	1.50	7-1-2024	5,000,000	4,977,904
Pennsylvania HFA Single Family Series 2021-137	0.40	4-1-2023	325,000	325,000
Pennsylvania HFA Single Family Series 2021-137	0.45	10-1-2023	325,000	321,015
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	6,675,000	6,544,306
				12,168,225
Miscellaneous revenue: 0.65%
Pennsylvania EDFA Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	864,406
Pittsburgh & Allegheny Counties Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	1,894,033
Southeastern Pennsylvania Transportation	5.00	6-1-2024	1,000,000	1,026,457
Southeastern Pennsylvania Transportation	5.00	6-1-2025	1,000,000	1,048,949
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,470,230
				6,304,075
Resource recovery revenue: 0.09%
Pennsylvania EDFA Solid Waste Disposal Refunding Revenue Bonds Series 2021B	1.10	6-1-2031	1,000,000	896,149
Tax revenue: 0.07%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2024	150,000	152,428
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2025	500,000	514,030
				666,458
Transportation revenue: 0.09%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	431,097
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	466,577
				897,674
Water & sewer revenue: 0.56%
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2024	300,000	304,746
See accompanying notes to portfolio of investments

18  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Allegheny County PA Sanitary Authority Series A	4.00%	6-1-2025	$ 150,000	$ 154,433
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	4.62	9-1-2040	5,000,000	5,001,553
				5,460,732
				43,946,844
Rhode Island: 0.64%
Health revenue: 0.39%
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2023	1,300,000	1,302,143
Rhode Island Health & Educational Building Corporation Refunding Bond Hospital Financing Lifespan Obligated Group	5.00	5-15-2024	2,475,000	2,516,026
				3,818,169
Miscellaneous revenue: 0.25%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,005,673
Providence RI Redevelopment Agency Public Safety Building Project Refunding Bonds 2015 Series A	5.00	4-1-2023	1,400,000	1,400,000
				2,405,673
				6,223,842
South Carolina: 0.96%
Utilities revenue: 0.96%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,225,000	9,240,803
Tennessee: 1.15%
Airport revenue: 0.50%
Memphis TN Airport Revenue Refunding Bonds Series 2020B	5.00	7-1-2023	2,000,000	2,007,555
Shelby County TN Airport Authority Series 2021A	5.00	7-1-2025	2,750,000	2,844,868
				4,852,423
Utilities revenue: 0.65%
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	431,937
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	520,489
Tennessee Energy Acquisition Corporation Gas Revenue Bonds Series 2006 A	5.25	9-1-2024	1,690,000	1,718,664
Tennessee Energy Acquisition Corporation Refunding Bond Project Series A 1	5.00	5-1-2053	3,500,000	3,602,147
				6,273,237
				11,125,660
Texas: 9.43%
Airport revenue: 0.70%
Dallas Fort Worth TX International Airport Series A	5.00	11-1-2024	1,500,000	1,554,241
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
El Paso TX Airport Revenue Bonds Series 2018	5.00%	8-15-2026	$ 2,000,000	$ 2,107,393
Love Field Airport Modernization Corporation General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2024	3,000,000	3,074,341
				6,735,975
Education revenue: 0.18%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2024	110,000	110,881
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2025	170,000	173,180
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2026	280,000	289,128
Hale Center TX Educational Facilities Corporation Revenue Improvement and Refunding Bonds Series 2022	5.00	3-1-2026	675,000	700,112
Odessa College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2023	500,000	501,612
				1,774,913
GO revenue: 3.77%
Andrews County TX Hospital District Series 2021	5.00	3-15-2025	1,140,000	1,184,302
Beaumont TX Certificate of Obligation Series 2021	5.00	3-1-2025	1,065,000	1,112,354
Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	3,650,000	3,500,823
Fort Bend Independent School District School Building Series B	0.88	8-1-2050	3,130,000	2,961,229
Georgetown TX Independent School District Variable Rate Unlimited Tax School Building Bonds Series 2019-B	2.50	8-1-2044	2,395,000	2,393,831
Georgetown TX Independent School District Variable Rate Unlimited Tax School Building Bonds Series 2019-B	2.50	8-1-2044	3,305,000	3,299,435
Katy Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,410,931
Little Elm Independent School Series 2020	0.15	8-15-2048	515,000	491,368
North East Independent School District Series 2022B	2.00	8-1-2052	2,600,000	2,588,367
Northside Independent School District Building Project	1.60	8-1-2049	3,170,000	3,093,221
Plainview Independent School District Series B	1.50	2-15-2050	9,000,000	8,953,464
Port Arthur TX Certificate of Obligation (BAM Insured)	5.00	2-15-2025	445,000	463,143
Tomball Independent School District School Building Series B-1	0.45	2-15-2036	2,000,000	1,976,005
				36,428,473
Health revenue: 1.09%
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) €	4.47	7-1-2031	2,450,000	2,450,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Series 2020C-2	5.00	6-1-2032	3,100,000	3,198,379
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	4.47	7-1-2031	2,400,000	2,400,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) €	4.48	7-1-2031	1,200,000	1,200,000
Tarrant County TX Cultural Education Buckner Retirement Services Incorporate Series 2016A	5.00	11-15-2023	1,245,000	1,253,099
				10,501,478
Housing revenue: 2.03%
Cameron County TX Housing Finance Corporation Series 2022	3.50	12-1-2024	3,800,000	3,796,687
See accompanying notes to portfolio of investments

20  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Galveston TX Public Facility Corporation MFHR Bonds Series 2021 (Department of Housing and Urban Development Insured)	0.47%	8-1-2025	$ 5,200,000	$ 4,979,225
Housing Options Incorporated MFHR Bonds Brooks Manor The Oaks Project Series 2021	0.50	8-1-2041	6,250,000	5,807,860
Housing Synergy Public Facility Corporation Tax Revenue Bonds Series 2022 (Department of Housing and Urban Development Insured)	3.50	8-1-2025	5,000,000	5,000,140
				19,583,912
Industrial development revenue: 0.52%
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	3.95	6-1-2041	5,000,000	5,000,000
Miscellaneous revenue: 0.09%
Dallas TX Performing Arts Cultural Facilities Corporation Revenue Bonds Series 2008A (Bank of America NA LOC) ø	3.91	9-1-2041	448,000	448,000
Wise County TX Lease Revenue Refunding Bond Parker County Junior College	5.00	8-15-2024	450,000	458,714
				906,714
Transportation revenue: 0.26%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,555,075
Utilities revenue: 0.79%
Lower Colorado River Authority Series 2022	5.00	5-15-2023	395,000	396,063
San Antonio TX Electric and Gas Systems Refunding Bonds Series 2018 (SIFMA Municipal Swap +0.87%) ±	4.84	2-1-2048	4,000,000	4,000,107
Texas Municipal Gas Acquisition & Supply Corporation	5.00	12-15-2024	1,500,000	1,517,971
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2024	750,000	752,065
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2025	1,000,000	1,003,160
				7,669,366
				91,155,906
Utah: 0.14%
Airport revenue: 0.14%
Salt Lake City UT International Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,325,000	1,376,525
Vermont: 0.19%
Education revenue: 0.19%
Vermont Educational & Health Buildings St. Michael's College Project	5.00	10-1-2023	1,185,000	1,185,304
Vermont Educational & Health Buildings St. Michael's College Project	5.00	10-1-2024	675,000	675,163
				1,860,467
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 3.50%
Education revenue: 0.08%
Virginia College Building Authority Regent University Project	5.00%	6-1-2023	$ 250,000	$ 250,395
Virginia College Building Authority Regent University Project	5.00	6-1-2024	225,000	227,606
Virginia College Building Authority Regent University Project	5.00	6-1-2025	250,000	255,108
				733,109
Health revenue: 0.05%
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	506,740
Housing revenue: 1.49%
Fairfax County VA Redevelopment and Housing Authority MFHR One University Senior Apartments	1.25	12-1-2025	15,000,000	14,434,685
Industrial development revenue: 0.41%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	3,987,001
Miscellaneous revenue: 0.29%
Louisa VA IDA Electric and Power Company Project Series A	0.75	11-1-2035	3,000,000	2,765,718
Transportation revenue: 0.47%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	4,520,000	4,572,077
Utilities revenue: 0.71%
Halifax County VA IDA Recovery Zone Facility Revenue Bonds Series 2010A	1.65	12-1-2041	3,500,000	3,405,343
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond	1.20	11-1-2040	3,525,000	3,411,911
				6,817,254
				33,816,584
Washington: 0.77%
Airport revenue: 0.26%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,567,728
Health revenue: 0.05%
Washington HCFR Series 2021 144A	5.00	12-1-2023	250,000	253,455
Washington HCFR Series 2021 144A	5.00	12-1-2024	195,000	201,701
				455,156
Housing revenue: 0.46%
Everett WA Housing Authority MFHR Baker Heights Legacy	0.30	9-1-2024	2,500,000	2,461,042
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,010,127
				4,471,169
				7,494,053
West Virginia: 0.71%
Health revenue: 0.42%
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,090,148
See accompanying notes to portfolio of investments

22  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.29%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bond Appalachian Power Company	0.63%	12-1-2038	$ 3,000,000	$ 2,746,197
				6,836,345
Wisconsin: 2.42%
Education revenue: 0.21%
Wisconsin HEFA Series 2022	5.00	10-1-2023	2,000,000	2,020,932
GO revenue: 0.10%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	978,867
Health revenue: 0.30%
Wisconsin HEFA Series 2022	4.00	9-15-2023	710,000	708,788
Wisconsin HEFA Series 2022	4.00	9-15-2024	735,000	729,587
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	124,388
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	965,225
Wisconsin Hospital Renown Regional Medical Center Project PFA Series A	5.00	6-1-2025	385,000	399,326
				2,927,314
Miscellaneous revenue: 1.34%
Clayton WI BAN Series B	2.00	6-1-2026	1,000,000	955,466
Onalaska WI La Crosse County School District Bond Anticipation Notes	4.00	7-26-2023	4,000,000	4,003,182
PMA Levy and Aid Anticipation Notes Series 2022A	4.00	6-23-2023	2,500,000	2,504,791
Waushara County WI Series 2023A	4.75	12-1-2023	2,500,000	2,515,789
Wisconsin GO Series A (SIFMA Municipal Swap +0.42%) ±	4.39	5-1-2025	3,000,000	2,991,426
				12,970,654
Utilities revenue: 0.32%
PFA PCR Duke Energy Progress Project Series 2022A	3.30	10-1-2046	3,000,000	3,036,240
Water & sewer revenue: 0.15%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,500,000	1,433,199
				23,367,206
Wyoming: 0.23%
Health revenue: 0.11%
Laramie County WY Series 2021	4.00	5-1-2025	1,030,000	1,055,498
Housing revenue: 0.12%
Wyoming CDA Housing Revenue Bonds 2021 Series B	0.35	12-1-2023	1,235,000	1,215,790
				2,271,288
Total Municipal obligations (Cost $960,324,537)				946,852,517

See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.13%
Investment companies: 0.13%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		4.12%	1,312,827	$ 1,312,958
Total Short-term investments (Cost $1,313,089)				1,312,958
Total investments in securities (Cost $976,637,626)	99.59%			963,165,475
Other assets and liabilities, net	0.41			3,922,578
Total net assets	100.00%			$967,088,053

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments

24  |  Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$34,898,697	$517,862,928	$(551,439,191)	$(9,345)	$(131)	$1,312,958	1,312,827	$189,334
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Municipal Income Fund  |  25

Notes to portfolio of investments—March 31, 2023 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end municipal bond fund obligations	$0	$15,000,000	$0	$15,000,000
Municipal obligations	0	946,852,517	0	946,852,517
Short-term investments
Investment companies	1,312,958	0	0	1,312,958
Total assets	$1,312,958	$961,852,517	$0	$963,165,475
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

26  |  Allspring Ultra Short-Term Municipal Income Fund